Share-Based Compensation (Changyou 2008 Share Incentive Plan after Initial Public Offering, Share-based Compensation to Senior Management and Changyou Employees, Restricted Share Units Activity) (Details) (Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member], Class A restricted share units [Member], Executive officers other than CEO and certain employees [Member], USD $)
12 Months Ended
Dec. 31, 2013
Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member] | Class A restricted share units [Member] | Executive officers other than CEO and certain employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	502,000
Number of Units, Granted	78,000
Number of Units, Vested	(365,000)
Number of Units, Forfeited	(10,000)
Number of Units, Unvested, Ending balance	205,000
Number of Units, Expected to vest thereafter	193,000
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 13.08
Weighted-Average Grant-Date Fair Value, Granted	$ 14.40
Weighted-Average Grant-Date Fair Value, Vested	$ 12.73
Weighted-Average Grant-Date Fair Value, Forfeited	$ 12.11
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance	$ 14.26
Weighted-Average Grant-Date Fair Value, Expected to vest thereafter	$ 14.26